Payments, by Category - USD ($)	Taxes	Royalties	Fees		Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 27,078,340	$ 0	$ 658,928	[1]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,737,268

[1]	Represents federal reclamation fees.